Basis of preparation (Policies)	6 Months Ended
Jun. 30, 2022
Common Domain Members [Abstract]
Basis of Presentation
The accounting policies used by management in preparing these condensed consolidated financial statements were the same as those that applied to the consolidated financial statements as at and for the year ended December 31, 2021, except for taxes on income. Taxes on income are accrued based on management's estimate of the average annual effective income tax rate on profits excluding exceptional items, applied to the pre-tax income excluding exceptional items of the period. It also reflects the tax impact of exceptional items accounted for in the period.
The preparation of our consolidated interim financial statements requires us to make estimates and assumptions that affect reported amounts of assets, liabilities, revenues, expenses and disclosure of contingent assets and liabilities. We evaluate our estimates on an ongoing basis using our historical experience, as well as other factors we believe appropriate under the circumstances, such as current economic conditions in light of the COVID-19 pandemic, supply chain disruptions, high inflation, as well as the ongoing conflict between Ukraine and Russia. Actual results could differ from these estimates. The Directors have, at the time of approving the financial statements, a reasonable expectation that the Company has adequate resources to continue in operational existence for the foreseeable future given the cash funds available and the current forecast cash outflows. Thus, the Company continues to adopt the going concern basis of accounting in preparing the financial statements.

Disclosure of expected impact of initial application of new standards or interpretations [text block]
Recently Issued and Not Yet Adopted Accounting Pronouncements under IFRS
Amendments to IAS 12 - Deferred Tax related to Assets and Liabilities arising from a Single Transaction
In May 2021, the International Accounting Standards Board issued targeted amendments to IAS 12, Income Taxes. The amendments are effective for annual periods beginning on or after January 1, 2023, although earlier application is permitted. With a view to reducing diversity in reporting, the amendments will clarify that companies are required to recognize deferred taxes on transactions where both assets and liabilities are recognized, such as with leases and asset retirement (decommissioning) obligations. Based upon our current facts and circumstances, we do not expect our financial performance or disclosure to be materially affected by the application of the amended standard